Cover	Aug. 13, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2024
Entity File Number	001-39332
Entity Registrant Name	VerifyMe, Inc.
Entity Central Index Key	0001104038
Entity Tax Identification Number	23-3023677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 International Parkway
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(585)
Local Phone Number	736-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VRME
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	VRMEW
Security Exchange Name	NASDAQ